PSF PGIM Ballast Portfolio Investment Strategy - PSF PGIM Ballast Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Portfolio seeks to participate in the upside returns of the stock market while limiting volatility and downside losses. The Portfolio seeks to limit volatility primarily through the use of options strategies designed to buffer downside risk, reduce the impact of equity market drawdowns, and smooth return patterns across market cycles. In seeking to achieve the Portfolio’s investment objective, the Portfolio seeks to reduce volatility over the course of a full market cycle as compared to the equity market, which the Portfolio defines as the S&P 500® Index. The Portfolio’s strategy is designed to provide participation in the equity markets during periods in which the market is rising while limiting losses in periods of market downturn. The Portfolio will generally seek to gain exposure to the stock market through listed options on the S&P 500® Index (SPX) or SPDR® S&P 500 ETF (SPY), and through S&P 500® Index futures contracts, while simultaneously holding investments in U.S. Treasuries, U.S. Treasury futures contracts, and cash and cash equivalents to provide fixed income exposure. The Portfolio will invest in nonstandard SPX or SPY options that allow the subadviser to select terms including expiration date, option type (put or call), exercise style (American or European), strike price, premium, trading hours and exercise settlement (A.M. or P.M.-settled), among others. The Portfolio may also invest in other ETFs or mutual funds to gain exposure to equity or fixed income securities. In selecting mutual funds and ETFs, the Portfolio considers factors such as the Portfolio's investment strategy, cost, liquidity, performance history, and how well the mutual fund or ETF complements the Portfolio's overall allocation. There are no limits on the amount of assets the Portfolio can invest in equity or fixed income investments, or investments that provide exposure to the same, however, under normal market conditions the subadviser expects to invest up to 35% of the Portfolio’s total assets in investments that provide exposure to the equities markets and up to 90% of the Portfolio’s total assets in fixed income investments and investments that provide exposure to fixed income. The Portfolio seeks to capture 60% of the performance of the S&P 500 on average in appreciating equity markets and to capture 30% of the performance of the S&P 500 on average in declining equity markets over a market cycle. Market cycle is defined as a period approximately from an equity market peak to bottom and back to peak again that typically aligns with the business cycle. The Portfolio seeks to meet these objectives through strategic portfolio design as well as active portfolio management. The Portfolio holds long dated S&P 500 FLEX options that provide upside participation in rising equity markets and a floor on downside participation in declining equity markets (e.g., the option premium). The call options are complemented in the portfolio with exposure to U.S. Treasuries and Treasury futures which provide diversification to the equity exposure. The subadviser actively monitors and periodically rebalances both the equity and fixed income exposures in response to changing market conditions with the goal of capturing upside gains and limiting downside losses. When determining the allocation and when to rebalance, the subadviser takes into account, among other factors: interest rates, the portfolio’s equity exposure, the percentage of the portfolio invested in options, the current level of the S&P 500® Index, the volatility of S&P 500® Index options, bond and dividend yields, the delta of the portfolio’s options positions (which is a measure of the sensitivity of the portfolio’s option prices to changes in price of the S&P 500® Index), and time to maturity of the options. The subadviser also considers internal research generated by its asset allocation team when evaluating the relative attractiveness of equity versus fixed income exposure. In selecting investments for the Portfolio, the subadviser will evaluate overall investment opportunities and risks among the types of investments the Portfolio may hold. The Portfolio may invest in other derivative instruments, including futures, forwards, options, swaps, and options on swaps, to try to enhance return or to try to reduce (“hedge”) investment risks. The Portfolio engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Portfolio expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses. The Portfolio is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.